Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Share-based payments	$ 0.0	$ 0.3
Operating loss carryforwards	119.6	121.5
Insurance reserves: Losses and loss adjustment expenses	7.9	5.0
Accrued expenses	6.4	7.1
Unearned premiums	17.6	15.3
Deferred policy acquisition costs	0.0	0.1
Office properties and equipment	12.7	16.8
Operating lease liability	17.7	21.5
Other temporary differences	2.5	6.1
Total deferred tax assets	184.4	193.7
Less valuation allowance	(138.9)	(149.2)
Deferred tax assets, net of valuation allowance	45.5	44.5
Unrealized (gains) on investments	(2.7)	(2.7)
Intangible assets	(20.1)	(1.6)
Deferred policy acquisition costs	(8.4)	(16.4)
Operating lease assets	(12.3)	(19.9)
Other temporary differences	(2.0)	(3.9)
Total deferred tax (liabilities)	(45.5)	(44.5)
Deferred Tax Assets, Net	$ 0.0	$ 0.0